Summary of Significant Accounting Policies (Table)	2 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of earnings per share basic and diluted loss per common share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income earned on Trust Account	$—
Less: Applicable franchise and income taxes	—
Net loss attributable to Redeemable Class A common stock	$—
Denominator: Weighted Average Stock Outstanding, Redeemable Class A
Basic and diluted weighted average shares outstanding, Redeemable Class A	39,997,668
Basic and diluted net loss per share, Redeemable Class A
—
Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net loss allocable to Redeemable Class A common stock
Net loss	$(91,111)
Less: Net loss allocable to Redeemable Class A common stock -	—
Net loss attributable to Non-Redeemable Class A and Class B common stock shareholders	$(91,111)
Denominator: Weighted Average Stock Outstanding, Non-Redeemable Class A and Class B
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B	6,658,032
Basic and diluted net loss per share, Non-Redeemable Class A and Class B	$(0.01)